Revenues (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / oz oz	Dec. 31, 2024 USD ($) $ / oz oz	Dec. 31, 2023 USD ($) $ / oz oz
Revenue
Revenue	$ 267,663	$ 183,018	$ 146,314
Revenue - silver sales	166	132	118
Revenue - gold sales	$ 267,497	$ 182,886	$ 146,196
Total ounces gold sold | oz	79,075	77,917	76,532
Net work in progress | oz	(1,179)	385	1,934
Gold produced | oz	77,896	78,302	78,466
Realised gold price | $ / oz	3,383	2,347	1,910
Blanket
Revenue
Revenue	$ 262,230	$ 179,368	$ 140,615
Revenue - silver sales	166	132	114
Revenue - gold sales	$ 262,064	$ 179,236	$ 140,501
Total ounces gold sold | oz	77,392	76,271	73,482
Net work in progress | oz	(1,179)	385	1,934
Gold produced | oz	76,213	76,656	75,416
Realised gold price | $ / oz	3,386	2,350	1,912
Bilboes
Revenue
Revenue	$ 5,433	$ 3,650	$ 5,699
Revenue - silver sales			4
Revenue - gold sales	$ 5,433	$ 3,650	$ 5,695
Total ounces gold sold | oz	1,683	1,646	3,050
Gold produced | oz	1,683	1,646	3,050
Realised gold price | $ / oz	3,228	2,218	1,867